Consolidated income statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales		€ 22,258	€ 24,911	€ 22,202
Cost of sales		(13,571)	(14,689)	(13,368)
Gross profit		8,687	10,222	8,834
Research and development expenses		(4,327)	(4,550)	(4,214)
Selling, general and administrative expenses		(2,929)	(3,013)	(2,792)
Other operating income		166	98	443
Other operating expenses		91	(439)	(113)
Operating profit/(loss)		1,688	2,318	2,158
Share of results of associates and joint ventures		(39)	(26)	9
Finance income	[1]	425	178	69
Finance expenses	[1]	(575)	(286)	(310)
Profit before tax		1,499	2,184	1,926
Income tax (expense)/benefit		(825)	2,026	(272)
Profit from continuing operations		674	4,210	1,654
Profit/(loss) from discontinued operations		5	49	(9)
Profit for the year		679	4,259	1,645
Attributable to:
Equity holders of the parent		665	4,250	1,623
Non-controlling interests		€ 14	€ 9	€ 22
Basic
Profit from continuing operations (in EUR per share)		€ 0.12	€ 0.75	€ 0.29
Profit/(loss) for the year (in EUR per share)		0.12	0.76	0.29
Diluted
Profit from continuing operations (in EUR per share)		0.12	0.74	0.29
Profit/(loss) for the year (in EUR per share)		€ 0.12	€ 0.75	€ 0.29

[1]
(1)In 2023, Nokia changed the presentation of net interest income on defined benefit plans within financial income and expenses. The comparative amounts for 2022 and 2021 have been recast accordingly. Refer to Note 2.4. Financial income and expenses for more information.